EMPLOYEE BENEFIT PLANS EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 859	$ (628)	$ (1,153)
Payment for Pension Benefits	$ 0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year				$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 71,154	62,729
Service cost	6,501	4,894	5,034
Interest cost	2,394	2,325	2,262
Actuarial gain (loss)	(4,032)	6,107
Defined Benefit Plan, Benefit Obligation, Benefits Paid	7,731	4,901
Benefit obligation at end of year	68,286	71,154	62,729
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	144,349	131,011
Actual return on plan assets	(6,540)	18,239
Defined Benefit Plan, Plan Assets, Benefits Paid	7,731	4,901
Fair value of plan assets at end of year	130,078	144,349	131,011
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets				61,792	$ 73,195
Liabilities				0	0
Net amount recognized				61,792	73,195
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss				43,711	33,580
Net prior service cost				(1,508)	(1,921)
Deferred tax assets				(9,613)	(12,028)
Net amount recognized				32,590	19,631	$ 22,803	$ 24,048
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment and Disproportionate Tax Effect Net Of Tax	12,959
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	8,180	(3,172)	(1,245)
Accumulated benefit obligation				66,320	69,678
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	6,501	4,894	5,034
Interest cost	2,394	2,325	2,262
Expected return on plan assets	(9,811)	(9,358)	(9,644)
Amortization of prior service cost	(413)	(413)	(413)
Defined Benefit Plan, Amortization of Gain (Loss)	2,188	1,924	1,608
Net periodic benefit (income) cost	859	(628)	(1,153)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	12,319	(2,775)	(884)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	413	413	413
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(2,188)	(1,924)	(1,608)
Total recognized in accumulated other comprehensive income	10,544	(4,286)	(2,079)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ 11,403	$ (4,914)	$ (3,232)
Amortization of loss				1,867	2,090	1,754
Amortization of prior service credit				$ (413)	$ (413)	$ (413)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate				4.31%	3.43%	3.88%
Rate of compensation increase				3.50%	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.43%	3.88%	4.05%
Expected return on plan assets	7.25%	7.25%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Fair value measurments	$ 144,349	$ 131,011	$ 131,011	$ 130,078	$ 144,349	$ 131,011
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2019				4,396
2020				5,280
2021				5,229
2022				4,739
2023				4,917
Thereafter				29,948
Defined Contribution Plan [Abstract]
Defined Contribution Plan, Cost	0	1,900	$ 800
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				130,078	144,349
Fair Value, Inputs, Level 1 [Member]
Defined Contribution Plan [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				122,025	137,496
Fair Value, Inputs, Level 2 [Member]
Defined Contribution Plan [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				8,053	6,853
Fair Value, Inputs, Level 3 [Member]
Defined Contribution Plan [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends				0	0
Cash
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	175
Fair value of plan assets at end of year	216	175
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	175	175		216	175
Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	175
Fair value of plan assets at end of year	216	175
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	175	175		216	175
Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,853
Fair value of plan assets at end of year	8,053	6,853
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,853	6,853		8,053	6,853
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	6,853
Fair value of plan assets at end of year	8,053	6,853
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,853	6,853		8,053	6,853
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	69,154
Fair value of plan assets at end of year	74,453	69,154
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	69,154	69,154		74,453	69,154
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	69,154
Fair value of plan assets at end of year	74,453	69,154
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	69,154	69,154		74,453	69,154
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	68,167
Fair value of plan assets at end of year	47,356	68,167
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	68,167	68,167		47,356	68,167
Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	68,167
Fair value of plan assets at end of year	47,356	68,167
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	68,167	68,167		47,356	68,167
Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0		0	0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0		$ 0	$ 0